Commitments and Contingencies (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) LegalMatter	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Approximate number of federal district court actions alleged for patent infringement | LegalMatter	40
Guarantee obligations, year term (in years)	30 years
Letters of credit	$ 0.6
Purchase commitments	21.0
Purchase commitments due in 2018	7.6
Purchase commitments due in 2019 through 2020	9.0
Purchase commitments due in 2021 through 2022	2.1
Purchase commitments due after five year	2.3
Purchases against commitments	$ 8.2	$ 8.1	$ 10.2